Dividends on ordinary shares and preference shares - Narrative (Details) £ in Millions	Jul. 28, 2025 GBP (£)
Ordinary shares | Dividend declaration
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	£ 1,375